INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Less Valuation allowance	$ 0	$ 0	$ 0
PRC [Member]
Income Tax rate	25.00%
Canada [Member]
Income Tax rate	38.00%
Hong Kong [Member]
Income Tax rate	16.50%
Hong Kong [Member] | Minimum [Member]
Income Tax rate	8.25%
Hong Kong [Member] | Maximum [Member]
Income Tax rate	16.50%
Mainland China [Member]
Income Tax rate	25.00%